BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Nine months ended September 30,
	2012	2013

Numerator:

Net income attributed to Sapiens shareholders	8,464	8,183

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,771	39,043
Stock options and warrants	1,962	2,254

Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,733	41,297